united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	9/30/25

Item 1. Reports to Stockholders.

(a)

PlanRock Alternative Growth ETF

(PRAE) NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about PlanRock Alternative Growth ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.planrockfunds.com/literature-prospectus/. You can also request this information by contacting us at 1-800-677-6025.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PlanRock Alternative Growth ETF	$129	1.25%

How did the Fund perform during the reporting period?

The Fund is offered as a potential stock replacement or complement to traditional stock portfolios. The Fund’s strategy is designed to have low correlation to US and foreign stocks with similar or lower volatility.

The Fund was up 5.63% NAV (5.50% closing market price) for the 12-month period ended September 30, 2025. The MSCI ACWI Index was up 17.27% over the same period. The Fund follows the momentum of many different growth markets globally and can move from long to short positions. Since the Fund’s strategy is centered around diversification away from the broader stock market, the Fund had allocations throughout the year in asset classes such as gold, options strategies, commodities, currencies, volatility futures to name a few. The Fund, of course, held stock positions in various sectors, and equity factors such as large cap stock, small cap stocks, value stocks and growth stocks within the broader market.

The Fund's lowest performers during the past year were in diversifiers that are employed within the Fund’s alternative derivative investments. These alternative investments helped the Fund lower downside volatility while attempting to achieve favorable long-term performance compared to global equity markets. Within the alternative portion of the portfolio, the Fund’s managed futures strategy was the largest detractor from performance as Q1 of 2025, which was a historically bad quarter for managed futures strategies in general. The Fund’s long-only ETF rotation strategy was the strongest positive contributor to Fund performance during this 12-month period.

Since the Fund is expected to have lower correlation to the cap weighted stock markets, the overall performance of the Fund was as expected.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	PlanRock Alternative Growth ETF - NAV	MSCI ACWI Index Net
12/18/23	$10,000	$10,000
12/31/23	$10,083	$10,141
03/31/24	$11,040	$10,972
06/30/24	$10,990	$11,287
09/30/24	$11,340	$12,033
12/31/24	$10,896	$11,914
03/31/25	$10,314	$11,756
06/30/25	$10,792	$13,111
09/30/25	$11,978	$14,111

Average Annual Total Returns

	1 Year	Since Inception (December 18, 2023)
PlanRock Alternative Growth ETF - NAV	5.63%	10.63%
MSCI ACWI Index Net	17.27%	21.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$10,299,086
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$0
Portfolio Turnover	293%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.9%
Purchased Options	1.1%

The pie chart above does not include futures in which the Fund invests.

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.7%
Future Option	0.8%
Commodity	15.0%
Equity	67.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra Gold	12.5%
iShares Russell 1000 Growth ETF	10.0%
iShares MSCI EAFE Small-Cap ETF	7.0%
Avantis Emerging Markets Value ETF	6.7%
iShares MSCI EAFE Value ETF	6.6%
Avantis International Small Cap Value ETF	6.4%
SPDR Portfolio S&P 500 ETF	6.0%
Communication Services Select Sector SPDR Fund	5.7%
Invesco QQQ Trust Series 1	5.1%
iShares MSCI USA Momentum Factor ETF	5.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

PlanRock Alternative Growth ETF

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.planrockfunds.com/literature-prospectus/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-PRAE

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 $15,500 2024 $30,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 $3,750 2024 $7,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2025 and September 30, 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark H. Taylor, Mr. John Palancia, Ms. Patricia Luscombe and Mr. Jeffrey Young.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

PlanRock Alternative Growth ETF

PRAE

Annual Financial Statements and Additional Information

September 30, 2025

1-800-677-6025

www.PlanRockFunds.com

PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Shares						Fair Value
		EXCHANGE-TRADED FUNDS — 82.4%
		COMMODITY - 15.0%
11,339		ProShares Ultra Bloomberg Crude Oil(a)				$254,901
27,969		ProShares Ultra Gold(a)				1,288,252
						1,543,153

		EQUITY - 67.4%
12,026		Avantis Emerging Markets Value ETF				689,932
7,453		Avantis International Small Cap Value ETF				663,541
4,953		Communication Services Select Sector SPDR Fund				586,287
10,808		Emerging Markets Internet ETF (The)				501,869
873		Invesco QQQ Trust Series 1				524,123
9,359		iShares MSCI EAFE Small-Cap ETF				718,022
10,072		iShares MSCI EAFE Value ETF				683,184
2,002		iShares MSCI USA Momentum Factor ETF				513,413
2,166		iShares Russell 1000 Growth ETF				1,014,575
7,882		SPDR Portfolio S&P 500 ETF				617,476
1,506		Technology Select Sector SPDR Fund				424,481
						6,936,903

		TOTAL EXCHANGE-TRADED FUNDS (Cost $7,326,502)				8,480,056

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.9%
	CALL OPTIONS PURCHASED - 0.9%
12	NASDAQ 100 E-mini 3rd Week Future	RJO	10/17/2025	$24,800	$5,976,420	$96,360
	TOTAL CALL OPTIONS PURCHASED (Cost - $114,240)

	TOTAL INVESTMENTS - 83.3% (Cost $7,440,742)					$8,576,416
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.7%					1,722,670
	NET ASSETS - 100.0%					$10,299,086

See accompanying notes to financial statements.

PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
12	CBOE Volatility Index Future	RJO	03/19/2026	$254,785	$(11,435)
13	CBOE Volatility Index Future	RJO	04/16/2026	278,850	(1,420)
18	CBOT 10 Year US Treasury Note Future	RJO	12/22/2025	2,025,000	(2,555)
20	CBOT 2 Year US Treasury Note Future	RJO	01/01/2026	4,167,969	(1,437)
1	CME Euro Foreign Exchange Currency Future	RJO	12/16/2025	147,400	(1)
8	ICE US Mini MSCI EAFE Index Future	RJO	12/22/2025	1,114,120	(3,035)
28	ICE US MSCI Emerging Markets EM Index Future	RJO	12/22/2025	1,903,580	17,345
52	Micro E-mini S&P 500 Future	RJO	12/22/2025	1,752,075	13,874
	TOTAL LONG FUTURES CONTRACTS				$11,336

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
1	CBOT US Treasure Bond Future	RJO	12/22/2025	$116,594	$(16)
36	CME Japanese Yen Currency Future	RJO	12/16/2025	3,066,300	13,261
	TOTAL SHORT FUTURES CONTRACTS				$13,245

	TOTAL FUTURES CONTRACTS				$24,581

CBOE	- Chicago Board Options Exchange

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

RJO	- R.J. O’Brien & Associates, LLC

(a)	Non-income producing security.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

PLANROCK ALTERNATIVE GROWTH ETF
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

ASSETS
Investment securities:
Investments, At cost	$7,440,742
Investments, At value	$8,576,416
Cash	757,549
Cash at broker for futures	1,081,136
Dividends and interest receivable	606
Due from Adviser	18,553
Unrealized appreciation on futures contracts	44,480
Prepaid expenses	625
TOTAL ASSETS	10,479,365

LIABILITIES
Payable for investments purchased	113,597
Unrealized depreciation on futures contracts	19,899
Payable to related parties	14,159
Accrued expenses and other liabilities	32,624
TOTAL LIABILITIES	180,279
NET ASSETS	$10,299,086

Net Assets Consist Of:
Paid in capital	$9,770,655
Accumulated earnings	528,431
NET ASSETS	$10,299,086

Net Asset Value Per Share:
Net Assets	$10,299,086

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	290,000

Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$35.51

See accompanying notes to financial statements.

PLANROCK ALTERNATIVE GROWTH ETF
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2025

INVESTMENT INCOME
Dividends	$99,439
Interest	8,900
TOTAL INVESTMENT INCOME	108,339

EXPENSES
Investment advisory fees	105,260
Administrative services	62,012
Accounting services fees	41,986
Professional fees	27,399
Audit fees	19,178
Trustees fees and expenses	18,981
Legal fees	16,481
Custodian fees	11,734
Transfer agent fees	10,481
Printing and postage expenses	5,359
Insurance expense	869
Other expenses	8,980
TOTAL EXPENSES	328,720

Fees waived/reimbursed by the Adviser	(219,015)
NET EXPENSES	109,705

NET INVESTMENT LOSS	(1,366)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	374,144
Investments	(221,274)
Futures	(377,127)
Future options purchased	192,234
Future options written	(16,069)
(48,092)
Net change in unrealized appreciation (depreciation):
Investments	797,783
Futures	(117,141)
Future options purchased	(17,880)
Future options written	(49,375)
613,387

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	565,295

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$563,929

See accompanying notes to financial statements.

PLANROCK ALTERNATIVE GROWTH ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	September 30, 2025	September 30, 2024 (a)
FROM OPERATIONS
Net investment loss	$(1,366)	$(1,378)
Net realized gain (loss) on investments, futures, future options purchased & future options written	(48,092)	239,693
Net change in unrealized appreciation on investments, futures & future options written	613,387	546,868
Net increase in net assets resulting from operations	563,929	785,183

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(107,852)	—
Decrease in net assets resulting from distributions to shareholders	(107,852)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	6,442,055	11,882,126
Cost of shares redeemed	(5,103,804)	(4,162,551)
Net increase in net assets resulting from shares of beneficial interest	1,338,251	7,719,575

TOTAL INCREASE IN NET ASSETS	1,794,328	8,504,758

NET ASSETS
Beginning of Year/Period	8,504,758	—
End of Year/Period	$10,299,086	$8,504,758

SHARE ACTIVITY
Shares Sold	190,000	375,000
Shares Redeemed	(150,000)	(125,000)
Net increase in shares of beneficial interest outstanding	40,000	250,000

(a)	The Fund commenced operations on December 18, 2023.

See accompanying notes to financial statements.

PLANROCK ALTERNATIVE GROWTH ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Year Ended		Period Ended
	September 30, 2025		September 30, 2024 (1)
Net asset value, beginning of year/period	$34.02		$30.00
Activity from investment operations:
Net investment loss (2,7)	(0.01)		(0.01)
Net realized and unrealized gain on investments	1.89		4.03
Total from investment operations	1.88		4.02
Less distributions from:
Net investment income	(0.07)		—
Net realized gains	(0.32)		—
Total distributions	(0.39)		—
Net asset value, end of year/period	$35.51		$34.02
Market price, end of year/period	$35.54		$34.09
Total return (3)	5.63	% (9)	13.40	% (4)
Market price total return (3)	5.50%		13.63	% (4)
Net assets, at end of year/period (000s)	$10,299		$8,505
Ratio of gross expenses to average net assets before waiver (6)	3.75%		5.03	% (5)
Ratio of net expenses to average net assets after waiver (6)	1.25%		1.25	% (5)
Ratio of net investment loss to average net assets (6,7)	(0.02)%		(0.03	)% (5)
Portfolio Turnover Rate (8)	293%		170	% (4)

(1)	The Fund commenced operations on December 18, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation/Redemption Units.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

PLANROCK ALTERNATIVE GROWTH ETF

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

1.	ORGANIZATION

PlanRock Alternative Growth ETF (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is a “fund of funds” in that the Fund will generally invest in other investment companies. The investment objective of the Fund is to seek growth of principal.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open -end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Operating Segments - The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the

PLANROCK ALTERNATIVE GROWTH ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Fair Valuation Process – Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Board, the prices or values available do not represent the fair value of the instrument; factors which may cause the Board to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Board is unable to obtain a current bid from such independent dealers or other independent parties, it shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PLANROCK ALTERNATIVE GROWTH ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,480,056	$—	$—	$8,480,056
Call Options Purchased	96,360	—	—	96,360
Open Long Futures Contracts	11,336	—	—	11,336
Open Short Futures Contracts	13,245	—	—	13,245
Total	$8,600,997	$—	$—	$8,600,997

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Fund is subject to currency price risk, equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing their investment objectives and the Fund may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since

PLANROCK ALTERNATIVE GROWTH ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Market Risk – Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; tariffs and trade wars, climate change and climate-related events; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns expected to be taken in the Fund’s September 30, 2024, or expected to be taken in the Fund’s September 30, 2025 year-end tax returns.

The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

PLANROCK ALTERNATIVE GROWTH ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

PlanRock Investment Management, LLC (the “Advisor”) serves as investment advisor to the Fund. Subject to the oversight of the Board, the Advisor is responsible for the management of the Fund’s investment portfolio. Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.20% of the Fund’s average daily net assets.

For the year ended September 30, 2025, the Advisor earned advisory fees as follows:

Advisory Fee
$105,260

Pursuant to a written agreement (the “Waiver Agreement”), the Advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least February 1, 2026 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) will not exceed 1.25% of the Fund’s net assets. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits in place at the time of recapture. The Waiver Agreement may be terminated by the Board only on 60 days’ written notice to the Advisor.

During the year ended September 30, 2025, the Advisor waived/reimbursed advisory fees pursuant to the Waiver Agreement as follows:

Advisory Fee Waiver
$219,015

As of September 30, 2025, the Advisor may recapture all or a portion of the waived fees no later than the dates stated below.

September 30, 2027	September 30, 2028
$178,981	$219,015

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Fund has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b -1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

PLANROCK ALTERNATIVE GROWTH ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

Blu Giant, LLC (“Blu Giant”) – Blu Giant an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund was as follows:

Purchases	Sales
$20,547,885	$19,636,486

For the year ended September 30, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Fund was as follows:

Purchases	Sales
$4,884,898	$4,524,820

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of September 30, 2025.

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities	Value
Equity Contracts/Equity Price Risk	Investments, At value	$96,360

Currency Contracts/Currency Price Risk	Unrealized appreciation/depreciation on futures contracts	13,260
Equity Contracts/Equity Price Risk	Unrealized appreciation/depreciation on futures contracts	15,329
Interest Rate Contracts/Interest Rate Risk	Unrealized appreciation/depreciation on futures contracts	(4,008)
		24,581

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the year ended September 30, 2025.

		Change in Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Currency Contracts/Currency Price Risk	$(240,090)	$(69,775)
Equity Contracts/Equity Price Risk	81,068	(33,460)
Interest Rate Contracts/Interest Rate Risk	(218,105)	(13,906)
	$(377,127)	$(117,141)

		Change In Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Future Options Purchased	On Future Options Purchased
Equity Contract/Equity Price Risk	$192,234	$(17,880)

		Change in Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Future Options Written	Future Options Written
Equity Contracts/Equity Price Risk	$(16,069)	$(49,375)

PLANROCK ALTERNATIVE GROWTH ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

The notional value of the derivative instruments outstanding as of September 30, 2025 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments (including open positions in options) in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2025, were as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$7,514,194	$1,160,243	$(98,021)	$1,062,222

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended September 30, 2025, and the fiscal period ended September 30, 2024, were as follows:

	Fiscal Year Ended	Fiscal Period Ended
	September 30, 2025	September 30, 2024
Ordinary Income	$18,252	$—
Long-Term Capital Gain	89,600	—
Return of Capital	—	—
	$107,852	$—

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(8,758)	$(525,033)	$—	1,062,222	$528,431

The difference between book basis and tax basis undistributed net investment income (losses), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open futures, options and partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $8,758.

At September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$307,541	$217,482	$525,023	$—

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions and distributions in excess, resulted in reclassifications for the tax year ended September 30, 2025, as follows:

Paid
In	Accumulated
Capital	Earnings
$371,336	$(371,336)

PLANROCK ALTERNATIVE GROWTH ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the relevant Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund is listed in the table below:

Fixed Fee	Variable Charge
$250	2.00%*

*	As a percentage of the amount invested.

For the year ended September 30, 2025, the fixed and variable fees were as follows:

Fixed Fees	Variable Fees
$2,000	$—

9.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of PlanRock Alternative Growth ETF and

Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PlanRock Alternative Growth ETF (the “Fund”), a series of Northern Lights Fund Trust III, as of September 30, 2025, the related statement of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Statements of Changes in
Fund Name	Statement of Operations	Net Assets	Financial Highlights
PlanRock Alternative Growth ETF	For the year ended September 30, 2025	For the year ended September 30, 2025 and the period from December 18, 2023 (commencement of operations) through September 30, 2024.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

November 26, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

PLANROCK ALTERNATIVE GROWTH ETF

ADDITIONAL INFORMATION (Unaudited)

September 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 12/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 12/2/2025

By	/s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 12/2/2025